Segments and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Revenues, Expenses and Operating Income (Loss) by Market Segment

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2014	2013	2014	2013
Revenues:
Cosmeceutical market	$970	$810	$2,519	$2,169
Biomedical market	993	860	2,681	2,243

Total revenues	1,963	1,670	5,200	4,412
Operating expenses:
Therapeutic market	2,458	1,900	7,067	6,071
Cosmeceutical market	837	787	2,410	2,129
Biomedical market	702	686	2,065	1,821

Total operating expenses	3,997	3,373	11,542	10,021
Operating income (loss):
Therapeutic market	(2,458)	(1,900)	(7,067)	(6,071)
Cosmeceutical market	133	23	109	40
Biomedical market	291	174	616	422

Total operating income (loss)	$(2,034)	$(1,703)	$(6,342)	$(5,609)

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended December 31,
	2013	2012
Revenues:
Cosmeceutical market	$3,204	$2,192
Biomedical market	2,943	2,375

Total revenues	6,147	4,567

Operating expenses:
Therapeutic market	8,200	9,106
Cosmeceutical market	2,914	2,585
Biomedical market	2,579	2,691

Total operating expenses	13,693	14,382

Operating income (loss):
Therapeutic market	(8,200)	(9,106)
Cosmeceutical market	290	(393)
Biomedical market	364	(316)

Total operating income (loss)	$(7,546)	$(9,815)

Summary of Significant Revenues in Following Regions

Significant revenues in the following regions are those that are attributable to the individual countries within the region to which the product was shipped (in thousands):

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
North America	$1,519	$1,280	$4,186	$3,362
Asia	332	283	672	704
Europe	98	66	309	254
All other regions	14	41	33	92

Total	$1,963	$1,670	$5,200	$4,412

Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended December 31,
	2013	2012
North America	$4,779	$3,483
Asia	905	624
Europe	355	372
All other regions	108	88

Total	$6,147	$4,567